Supplement to the
Fidelity® Magellan®
Fund
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

MAG-10-01  October 1, 2010
1.480658.117

Supplement to the

Fidelity Magellan Fund (FMAGX)

A Class of shares of Fidelity® Magellan® Fund

A Fund of Fidelity Magellan Fund

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

MAGB-10-01  October 1, 2010
1.717658.112

Supplement to the
Fidelity® Magellan®
Fund
Class K
May 29, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

MAG-K-10-01  October 1, 2010
1.900388.101

Supplement to the

Fidelity® Magellan® Fund
Class K (FMGKX)

A Fund of Fidelity Magellan Fund

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2010

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

MAG-KB-10-01  October 1, 2010
1.881207.101